RELATED PARTY TRANSACTIONS AND BALANCES - Prepaid expenses (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Total prepaid expenses - related parties	¥ 0	$ 0	¥ 275,000
Founders
RELATED PARTY TRANSACTIONS AND BALANCES
Total prepaid expenses - related parties	0	0	¥ 275,000
Founders' family member
RELATED PARTY TRANSACTIONS AND BALANCES
Total prepaid expenses - related parties	¥ 0	$ 0